Pensions and Other Postretirement Benefits (Amounts Recognized in the Consolidated Balance Sheet) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Noncurrent assets - Pension asset	$ 3,140	$ 3,033
Current liabilities	(12)	(14)
Noncurrent liabilities - Pension and other postretirement benefits	(495)	(486)
Pension Plan [Member]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Noncurrent assets - Pension asset	3,140	3,033
Current liabilities	0	0
Noncurrent liabilities - Pension and other postretirement benefits	(362)	(353)
Total amount recognized	2,778	2,680
Other postretirement benefits [Member]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Noncurrent assets - Pension asset	0	0
Current liabilities	(12)	(14)
Noncurrent liabilities - Pension and other postretirement benefits	(133)	(133)
Total amount recognized	$ (145)	$ (147)